Share-based Compensation - Share option replacement (Details) - CNY (¥)		1 Months Ended		12 Months Ended			13 Months Ended
	Jun. 17, 2019	Jun. 30, 2018	Jun. 15, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued							80,000
Vesting period				4 years
Stock Repurchased From Employees During Period, Shares	6,358,500
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares shall replaced with options			15,473,653
Number of share options replaced with restricted shares			13,740,480
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				0 years	0 years	0 years
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years	4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		38,723,321
Value of shares issued		¥ 0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense				¥ 9,800,000	¥ 17,400,000	¥ 110,400,000
Weighted average period				1 year 8 months 23 days
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted				1,390,000	3,890,000	11,527,950
Total fair value of restricted shares granted				¥ 1,400,000	¥ 10,500,000	¥ 112,600,000